SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets and liabilities measured at fair value on recurring basis

	Fair Value Measurements
	as of September 30, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$—	$—
Contingent consideration	—	—	18,597,831	18,597,831
Derivative liability	—	—	1,690,807	1,690,807
	$—	$—	$20,288,638	$20,288,638

	Fair Value Measurements
	as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$18,223	$—	$18,223
Contingent consideration	—	—	12,179,476	12,179,476
Derivative liability	—	—	2,294,720	2,294,720
	$—	$18,223	$14,474,196	$14,492,419

	Fair Value Measurements as of
	December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$18,223	$—	$18,223
Contingent consideration	—	—	12,179,476	12,179,476
Derivative liability	—	—	2,294,720	2,294,720
	$—	$18,223	$14,474,196	$14,492,419

	Fair Value Measurements as of
	December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$6,265	$6,265
	$—	$—	$6,265	$6,265

Schedule of changes in acquisition-related contingent consideration

Contingent
Consideration
Liability
Outstanding as of December 31, 2021	$12,179,476
Change in fair value	6,418,355
Outstanding as of September 30, 2022	$18,597,831

Bailey	$10,698,475
Harper & Jones	7,899,356
$18,597,831

Contingent
Consideration
Liability
Balance as of December 31, 2020	$—
Initial recognition in connection with acquisition of Harper & Jones	3,421,516
Stock price guarantee per consulting agreement	67,000
Conversion into shares	(73,500)
Change in fair value	8,764,460
Outstanding as of December 31, 2021	$12,179,476

Schedule of changes in derivative liability

Derivative
Liability
Outstanding as of December 31, 2021	$2,294,720
Issuane of convertible notes	559,957
Conversion of underlying notes into common stock	(369,393)
Change in fair value	(794,477)
Outstanding as of September 30, 2022	$1,690,807

Derivative
Liability
Outstanding as of December 31, 2020	$—
Initial fair value on issuance of convertible note	3,204,924
Change in fair value	(910,204)
Outstanding as of December 31, 2021	$2,294,720

Schedule of inventory

	September 30,	December 31,
	2022	2021
Raw materials	$435,025	$292,167
Work in process	256,078	242,673
Finished goods	1,964,248	2,220,519
Inventory	$2,655,352	$2,755,358

Schedule of potentially dilutive items outstanding

	September 30,
	2022	2021
Convertible notes	1,177,305	22,404
Series A convertible preferred stock	108	—
Common stock warrants	132,114	35,913
Stock options	38,951	38,751
Total potentially dilutive shares	1,348,477	97,069

	December 31,
	2021	2020
Convertible notes	497,912	—
Series Seed Preferred Stock (convertible to common stock)	—	20,714,518
Series A Preferred Stock (convertible to common stock)	—	5,654,072
Series A-2 Preferred Stock (convertible to common stock)	—	5,932,742
Series CF Preferred Stock (convertible to common stock)	—	836,331
Series A-3 Preferred Stock (convertible to common stock)	—	9,032,330
Series B Preferred Stock (convertible to common stock)	—	20,754,717
Common stock warrants	35,801	9,145
Preferred stock warrants	—	806,903
Stock options	38,951	11,631
Total potentially dilutive shares	122,664	63,752,389